Annual Fund Operating Expenses	Jun. 09, 2026
Rayliant NxtGen Multifactor US Equity ETF | Rayliant NxtGen Multifactor US Equity ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.32%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.32%
Rayliant NxtGen Multifactor Emerging Markets Equity ETF | Rayliant NxtGen Multifactor Emerging Markets Equity ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.52%	[3]
Other Expenses (as a percentage of Assets):	0.00%	[4]
Expenses (as a percentage of Assets)	0.52%
Rayliant SMDAM Japan Equity ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	January 31, 2027
Rayliant SMDAM Japan Equity ETF | Rayliant SMDAM Japan Equity ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Other Expenses (as a percentage of Assets):	1.10%
Expenses (as a percentage of Assets)	1.75%
Fee Waiver or Reimbursement	(1.03%)	[5]
Net Expenses (as a percentage of Assets)	0.72%

[1]	The Fund’s management fee is a “unitary” fee designed to pay the Fund’s expenses and to compensate Rayliant Investment Research, doing business as Rayliant Asset Management, the Fund’s investment adviser (the “Adviser”), for the services the Adviser provides to the Fund. Out of the unitary management fee, the Adviser will pay all of the Fund’s expenses, except for the following: advisory fees, interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, dividend and interest expenses on securities sold short, acquired fund fees and expenses, fees and expenses incurred in connection with tax reclaim recovery services, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), other expenditures which are capitalized in accordance with generally accepted accounting principles, and non-routine expenses. Management Fees have been restated to reflect current fees.
[2]	Other Expenses are based on estimated amounts for the current fiscal year.
[3]	The Fund’s management fee is a “unitary” fee designed to pay the Fund’s expenses and to compensate Rayliant Investment Research, doing business as Rayliant Asset Management, the Fund’s investment adviser (the “Adviser”), for the services the Adviser provides to the Fund. Out of the unitary management fee, the Adviser will pay all of the Fund’s expenses, except for the following: advisory fees, interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, dividend and interest expenses on securities sold short, acquired fund fees and expenses, fees and expenses incurred in connection with tax reclaim recovery services, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), other expenditures which are capitalized in accordance with generally accepted accounting principles, and non-routine expenses. Management Fees have been restated to reflect current fees.
[4]	Other Expenses are based on estimated amounts for the current fiscal year.
[5]	Rayliant Investment Research, doing business as Rayliant Asset Management (the “Adviser” or “Rayliant”) has contractually agreed to waive fees and/or to reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding any class-specific expenses (including distribution and service (12b-1) fees), interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, dividend and interest expenses on securities sold short, acquired fund fees and expenses, fees and expenses incurred in connection with tax reclaim recovery services, other expenditures which are capitalized in accordance with generally accepted accounting principles, and non-routine expenses) (collectively, “excluded expenses”)) from exceeding 0.72% of the average daily net assets of the Fund until January 31, 2027 (the “contractual expense limit”).

In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. The agreement may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund III (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on January 31, 2027.